Acquisitions and Joint Ventures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 One Subsea [Member] Cameron [Member]	Dec. 31, 2012 One Subsea [Member] Schlumberger [Member]	Dec. 31, 2011 Business Acquisition LeTourneau Technologies [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Acquisitions [Member]	Mar. 31, 2012 Elco [Member]	Dec. 31, 2012 TTS [Member]
Business Acquisition [Line Items]
Proceeds from Joint venture contribution	$ 600
Cash purchase price for company's acquired				375.0	39.7	46.9	40.9	61.5	248.1
Business acquisitions completed during the period, number (in number of acquisitions)	4				2	4	2
Percentage of company acquired (in hundredths)		60.00%	40.00%					100.00%
Business combination, reason for business combination								Elco was purchased to strengthen the Company's wellhead product and service offerings and has been included in the DPS segment since the date of acquisition.
Summary of preliminary purchase price allocation [Abstract]
Cash	16.4
Accounts receivable	44.6
Inventory	41.1
Current deferred tax assets	25.7
Other current assets	27.7
Property, plant and equipment	18.6
Goodwill	249.6
Intangibles	94.8
Other non-current assets	7.0
Accounts payable and accrued liabilities	(159.8)
Total purchase price	365.7
Preliminary goodwill deductible for income tax purposes	$ 27.8
Remaining percentage of company available to be purchased (in hundredths)					49.00%